SEGMENT INFORMATION - Summary of Total Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 612,064,917	$ 391,541,429	$ 272,507,595
The Cayman Islands
Segment Reporting Information [Line Items]
Total revenues	2,269,590	3,080,147	3,620,687
New Zealand
Segment Reporting Information [Line Items]
Total revenues	219,594,468	147,197,358	117,335,988
United States - federal
Segment Reporting Information [Line Items]
Total revenues	156,904,380	124,712,788	71,919,756
Singapore
Segment Reporting Information [Line Items]
Total revenues	163,278,999	91,218,902	66,705,363
Others
Segment Reporting Information [Line Items]
Total revenues	$ 70,017,480	$ 25,332,234	$ 12,925,801